Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

Note 13 – Leases

Information regarding material lease agreements

A.	The Group leases vehicles for approximately three-year periods from several different leasing companies and from time to time changes the number of leased vehicles according to its current needs. The leased vehicles are identified by means of license numbers and the vehicle’s registration, with the leasing companies not being able to switch vehicles, other than in cases of deficiencies. The leased vehicles are used by the Group’s headquarters staff, marketing and salespersons and other employees whose employment agreements include an obligation of the Group to put a vehicle at their disposal.
B.	The Group leases offices in Ness-Ziona, Israel for a contractual period of up to five years under a few different contracts for different floors used for offices, labs and manufacturing facilities. The contractual periods of the aforesaid lease agreements end in August 2024, November 2026 and July 2027. In September 2024 the group extended its lease offices in Ness-Ziona by an additional two years until September 2026, recognizing additional $596 right-of-use-asset The Group also leases offices in Tel Aviv, Israel, for a contractual period of five years, which ends in March 2027, offices in Waltham, Massachusetts, U.S., for a contractual period of seven years, which ends in February 2029, in Munich, Germany for a contractual period of five years, which ends in December 2027 and, in Alkmaar and Goirle, Netherland for a contractual period of five and seven years, which end in April 2028 and April 2029 respectively. In December 2023, the Group extended its offices lease in Goirle, Netherland until March 2029, recognizing an additional $613 right-of-use-asset.

The lease payments in some of the Group’s leases in Israel and Germany are linked to the local consumer price indexes known on the lease’s date of inception.

The Group has the option to extend some of its lease agreements. In measuring the lease liability and the right-of-use asset, the Group did not take into account those options since under the current management those options are not reasonably certain to be exercised.

Rent expenses under the Company’s operating lease agreements were $4.4 million, $5.0 million and $4.7 million for the years ended December 31, 2022, 2023 and 2024, respectively.

The following summarizes quantitative information about the Company’s operating leases:

	For the year ended December 31
($ in thousands)	2022	2023	2024
Operating lease costs	$4,228	4,809	4,455
Variable lease costs	211	268	249
Finance income	(826)	—	(220)
Total	$3,613	5,077	4,484

	For the year ended December 31
($ in thousands)	2022	2023	2024
Operating cash flows from operating leases	$3,914	4,823	4,524
Weighted Average remaining lease term	4.44	4.00	3.06
Weighted Average discount rate	7.01%	6.87%	6.93%

Note 13 – Leases (Cont.)

Information regarding material lease agreements (Cont.)

Future minimum lease payments under our operating leases are as follows as of December 31, 2024, excluding short-term leases, are as follows:

($ in thousands)
Year ended December 31, 2025	$3,835
Year ended December 31, 2026	3,818
Year ended December 31, 2027	2,368
Thereafter	1,513
Total future lease payment	$11,534
Less Present value discount	(1,406)
Minimum lease payments	$10,128